Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - DIAMIR BIOSCIENCES CORP. [Member] - USD ($)	Feb. 28, 2026	May 31, 2025	May 31, 2024
Property and Equipment, Net [Line Items]
Total property and equipment		$ 105,344	$ 105,344
Accumulated depreciation		(85,315)	(64,487)
Property and equipment, net	$ 12,343	$ 20,029	40,857
Laboratory Equipment [Member]
Property and Equipment, Net [Line Items]
Estimated Life		5 years
Total property and equipment		$ 88,388	88,388
Furniture [Member]
Property and Equipment, Net [Line Items]
Estimated Life		7 years
Total property and equipment		$ 11,780	11,780
Computer equipment [Member]
Property and Equipment, Net [Line Items]
Estimated Life		3 years
Total property and equipment		$ 5,176	$ 5,176